ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
ACQUISITION OF SUBSIDIARIES
ACQUISITION OF SUBSIDIARIES

4.    ACQUISITION OF SUBSIDIARIES

Acquisitions in 2023

Sanhe Mingtai Digital Industrial Park Co., Ltd. (“Sanhe Digital”)

In March 2023, the Company through one of its Consolidated VIEs, Langfang Huahai Network Technology Co., Ltd. (“Langfang Huahai”), acqcuired 100% equity interest in Sanhe Ditital by issuance of 22.5% equity interest (share consideration) of Langfang Huahai. The share consideration is referenced to the fair value of the identifiable assets acquired and liabilities assumed. The purpose of the transaction is to acquire the property and land use rights for data center. As Sanhe Digital does not possess all the elements that are necessary to conduct normal operations as a business, such acquisition is accounted for as an acquisition of assets. Sanhe Digital was subsequently merged into Langfang Huahai in December 2023.

The carrying amount of the net identifiable assets of Sanhe Digital were as follows:

RMB
Net assets acquired:
Current assets	3
Property and equipment, net	105,538
Land use rights, net	14,258
Deferred tax assets	2,232
Accrued expenses and other payables	(2,277)
Deferred tax liabilities	(2,758)
Total share consideration	116,996

Acquisitions in 2022

Kunshan Kunhui Network Co., Ltd. (“KS Kunhui”)

On August 5, 2022, as part of its business strategy to expand the existing hosting service, the Company through its subsidiary, Beijing FengFu Technology Co., Ltd., acquired 100% of the equity interests in KS Kunhui, which primarily provides internet data center service, for a total cash consideration of RMB50,000. As KS Kunhui is in operations and possess all the elements that are necessary to conduct normal operations as a business, such acquisition is accounted for as business combination.

4.    ACQUISITION OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2022 (continued)

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of acquisition:

RMB
Cash and cash equivalents	9,014
Property and equipment, net	92,157
Operating lease right-of-use assets, net	199,255
Operating permits (Note 9)	29,000
Customer contract (Note 9)	59,500
Deferred tax assets	13,921
Other current assets	289,480
Total assets acquired	692,327
Other current liabilities	(436,124)
Operating lease liabilities	(208,612)
Deferred tax liabilities	(22,125)
Total liabilities assumed	(666,861)
Net assets acquired	25,466
Purchase consideration	50,000
Goodwill	24,534

The revenue and net loss of KS Kunhui since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2022 were nil and RMB24,757, respectively. The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

The pro forma results of revenue and earnings of the acquiree as if the combinations occurred as of the beginning of the comparable prior annual reporting period of the acquiree were not presented because the effects of the business combination was not significant to the Company’s consolidated results of operations.

BJ Jianghe Shuzhi, Jianghe Chuangke, Jianghe Industrial and BJ Xunneng (collectively “BJ JiangHeCloud”)

On August 1, 2022, the Company through its subsidiaries, YF WOFE and 21Vianet Saturn, acquired 100% equity interests in BJ JiangHeCloud at a total cash consideration of RMB847,438. Among the consideration, RMB57,500 is refundable if relevant condition set out in the agreements is not achieved. The purpose of the transaction is to establish several new data centers. As BJ JiangHeCloud does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of December 31, 2023, as the relevant condition was not met, the RMB57,500 refundable prepayment was included in other non-current assets.

The carrying amount of the net identifiable assets of BJ JiangHeCloud were as follows:

RMB
Net assets acquired:
Cash and cash equivalents	3,325
Other current assets	3,959
Property and equipment, net	306,546
Operating permits (Note 9)	479,989
Land use rights, net (Note 10)	221,556
Other current liabilities	(15,448)
Deferred tax liabilities	(209,989)
Total consideration in cash	789,938